Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below.
Year	Summary Compensation Table Total for Peter Altabef(1) ($)	Compensation Actually Paid to Peter Altabef(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment |based on:(4)		Net Income ($ Millions)	Non-GAAP Operating Profit ($ Millions)(⁵)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	6,133,408	6,129,859	2,333,051	1,774,167	47.39	140.50	(427.1)	141
2022	7,092,737	(28,601)	1,772,221	524,628	43.09	104.76	(104.9)	159
2021	8,059,535	8,248,348	2,877,154	2,618,113	173.44	128.59	(449.8)	193
2020	7,234,193	11,800,164	2,186,982	2,649,415	165.94	122.62	(317.2)	153

(1)
Peter Altabef was our PEO for each year presented. The individuals comprising the Non-PEO named executive officers for 2023 were Debra McCann, Michael Thomson, Teresa Poggenpohl, Katherine Ebrahimi and Claudius Sokenu. For 2022, the individuals comprising the Non-PEO named executive officers were Debra McCann, Michael Thomson, Teresa Poggenpohl, Katherine Ebrahimi, Claudius Sokenu and Gerald P. Kenney. For 2021, the individuals comprising the Non-PEO named executive officers were Michael Thomson, Katherine Ebrahimi, Gerald P. Kenney, Shalabh Gupta and Eric Hutto. For 2020, the individuals comprising the Non-PEO named executive officers were Michael Thomson, Eric Hutto, Visal Gupta, Gerald P. Kenney, Venkatapathi Puvvada and. Jeffrey E. Renzi.

(2)
The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the amount shown in the “Total” column set forth in the Summary Compensation Table with certain adjustments as described in footnote 3 below.

(3)
“Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the totals from the “Stock Awards” columns set forth in the Summary Compensation Table. Amounts in the “Exclusion of Change in Pension Value” column reflect the amounts attributable to the “Change in Pension Value” reported in the Summary Compensation Table. Amounts in the “Inclusion of Pension Service Cost” are based on the service cost for services rendered during the applicable year.
Year	Summary Compensation Table Total for Peter Altabef ($)	Exclusion in Pension Value for Peter Altabef ($)	Exclusion of Stock Awards for Peter Altabef ($)	Inclusion of Pension Service Cost for Peter Altabef ($)	Inclusion of Equity Values for Peter Altabef ($)	Compensation Actually Paid to Peter Altabef ($)
2023	6,133,408	0	(2,249,583)	0	2,246,034	6,129,859
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,333,051	0	(915,976)	0	357,092	1,774,167
The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Peter Altabef ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Peter Altabef ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Peter Altabef ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Peter Altabef ($)	Total-Inclusion of Equity Values for Peter Altabef ($)
2023	2,350,835	(103,756)	(1,045)	0	2,246,034
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total-Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	408,605	(11,324)	(4,009)	(36,180)	357,092

(4)
The Peer Group TSR set forth in this table utilizes the Standard & Poor’s 500 Information Technology Services Index (“S&P 500 IT Services Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 IT Services Index, respectively.

(5)
We determined Non-GAAP Operating Profit to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. Non-GAAP Operating Profit is defined as GAAP Operating Income excluding pretax post-retirement expense, pretax charges in connection with cost-reduction activities, non-operational legal reserves, loss on debt exchange transactions and other non-operational income/expense. Non-GAAP Operating Profit is subject to adjustment by the CEO and the CHRC of the Board for special items related to discontinued operations, reorganizations, restructurings or significant non-operational items. For a discussion and reconciliation of our GAAP measures to non-GAAP measures, please see Appendix A to this Proxy Statement and the earnings release attached as Exhibit 99.1 to our Current Report on Form 8-K furnished with the SEC on February 21, 2024 (but such report shall not be deemed to be incorporated by reference to this Proxy Statement).

Company Selected Measure Name	Non-GAAP Operating Profit
Named Executive Officers, Footnote
(1)
Peter Altabef was our PEO for each year presented. The individuals comprising the Non-PEO named executive officers for 2023 were Debra McCann, Michael Thomson, Teresa Poggenpohl, Katherine Ebrahimi and Claudius Sokenu. For 2022, the individuals comprising the Non-PEO named executive officers were Debra McCann, Michael Thomson, Teresa Poggenpohl, Katherine Ebrahimi, Claudius Sokenu and Gerald P. Kenney. For 2021, the individuals comprising the Non-PEO named executive officers were Michael Thomson, Katherine Ebrahimi, Gerald P. Kenney, Shalabh Gupta and Eric Hutto. For 2020, the individuals comprising the Non-PEO named executive officers were Michael Thomson, Eric Hutto, Visal Gupta, Gerald P. Kenney, Venkatapathi Puvvada and. Jeffrey E. Renzi.

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the Standard & Poor’s 500 Information Technology Services Index (“S&P 500 IT Services Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 IT Services Index, respectively.

PEO Total Compensation Amount	$ 6,133,408	$ 7,092,737	$ 8,059,535	$ 7,234,193
PEO Actually Paid Compensation Amount	$ 6,129,859	(28,601)	8,248,348	11,800,164
Adjustment To PEO Compensation, Footnote
(3)
“Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the totals from the “Stock Awards” columns set forth in the Summary Compensation Table. Amounts in the “Exclusion of Change in Pension Value” column reflect the amounts attributable to the “Change in Pension Value” reported in the Summary Compensation Table. Amounts in the “Inclusion of Pension Service Cost” are based on the service cost for services rendered during the applicable year.
Year	Summary Compensation Table Total for Peter Altabef ($)	Exclusion in Pension Value for Peter Altabef ($)	Exclusion of Stock Awards for Peter Altabef ($)	Inclusion of Pension Service Cost for Peter Altabef ($)	Inclusion of Equity Values for Peter Altabef ($)	Compensation Actually Paid to Peter Altabef ($)
2023	6,133,408	0	(2,249,583)	0	2,246,034	6,129,859
The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Peter Altabef ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Peter Altabef ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Peter Altabef ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Peter Altabef ($)	Total-Inclusion of Equity Values for Peter Altabef ($)
2023	2,350,835	(103,756)	(1,045)	0	2,246,034

Non-PEO NEO Average Total Compensation Amount	$ 2,333,051	1,772,221	2,877,154	2,186,982
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,774,167	524,628	2,618,113	2,649,415
Adjustment to Non-PEO NEO Compensation Footnote
(3)
“Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the totals from the “Stock Awards” columns set forth in the Summary Compensation Table. Amounts in the “Exclusion of Change in Pension Value” column reflect the amounts attributable to the “Change in Pension Value” reported in the Summary Compensation Table. Amounts in the “Inclusion of Pension Service Cost” are based on the service cost for services rendered during the applicable year.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,333,051	0	(915,976)	0	357,092	1,774,167
The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total-Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	408,605	(11,324)	(4,009)	(36,180)	357,092

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial and Non-Financial Performance Measures
The following list presents the three most important performance measures, as determined by the Company, that link compensation actually paid to our NEOs to the Company’s performance for the most recently completed year. Non-GAAP Operating Profit is the most important financial measure used to link compensation actually paid to Company performance. Except for non-GAAP operating profit, the other performance measures set forth below are not ranked by relative importance.
•
Non-GAAP Operating Profit

•
Relative Total Stockholder Return, and

•
Revenue

Total Shareholder Return Amount	$ 47.39	43.09	173.44	165.94
Peer Group Total Shareholder Return Amount	140.5	104.76	128.59	122.62
Net Income (Loss)	$ (427,100,000)	$ (104,900,000)	$ (449,800,000)	$ (317,200,000)
Company Selected Measure Amount	141,000,000	159,000,000	193,000,000	153,000,000
PEO Name	Peter Altabef
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Operating Profit
Non-GAAP Measure Description
(5)
We determined Non-GAAP Operating Profit to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. Non-GAAP Operating Profit is defined as GAAP Operating Income excluding pretax post-retirement expense, pretax charges in connection with cost-reduction activities, non-operational legal reserves, loss on debt exchange transactions and other non-operational income/expense. Non-GAAP Operating Profit is subject to adjustment by the CEO and the CHRC of the Board for special items related to discontinued operations, reorganizations, restructurings or significant non-operational items. For a discussion and reconciliation of our GAAP measures to non-GAAP measures, please see Appendix A to this Proxy Statement and the earnings release attached as Exhibit 99.1 to our Current Report on Form 8-K furnished with the SEC on February 21, 2024 (but such report shall not be deemed to be incorporated by reference to this Proxy Statement).

Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
PEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,249,583)
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,246,034
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,350,835
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,756)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,045)
PEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(915,976)
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	357,092
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	408,605
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,324)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,009)
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (36,180)